Line of Credit and Notes Payable - Notes Payable (Details)																1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 18, 2023 USD ($)	Nov. 13, 2023 USD ($)	Nov. 01, 2023	Oct. 05, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 13, 2023 USD ($)	Aug. 03, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 12, 2023 USD ($)	Dec. 15, 2022 USD ($)	Nov. 15, 2022 USD ($)	Oct. 06, 2022 USD ($)	Nov. 29, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) payment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) payment	Dec. 31, 2022 USD ($)	Mar. 28, 2023 USD ($)	Feb. 14, 2023 USD ($)	Feb. 26, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 29, 2021 USD ($)	Dec. 01, 2021 USD ($)
Line of Credit and Notes Payable
Outstanding balance																			$ 220,000	$ 407,131
Amortization of discount on note payable																	$ 7,000	$ 25,386	93,733	15,934
Total notes payable and line of credit																	220,000		220,000	666,667
IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance										$ 110,000							$ 200,000		$ 200,000
Debt instrument interest rate					3.00%												8.50%		8.50%
Outstanding balance																	$ 3,537,880		$ 3,497,680
Amortization of discount on note payable																		41,795	51,816	19,712
Total notes payable and line of credit																	3,537,880		3,497,680	3,409,189
Contingent liability																	600,000		$ 600,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:PrimeRateMember										us-gaap:PrimeRateMember				us-gaap:PrimeRateMember
Exchange Agreement
Line of Credit and Notes Payable
Contingent liability																	600,000		$ 600,000
Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Contingent liability																	$ 600,000		$ 600,000
Note payable issued November 29, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance															$ 654,044
Debt instrument interest rate															4.284%
Increase in interest rate (as a percent)					3.00%
Effective interest rate (in percent)																	8.50%		8.50%
Number of installments | payment																	36		36
Periodic payment																	$ 19,409		$ 19,409
Outstanding balance																	336,983		336,983	426,922
Interest expense recorded																	9,794		4,411	25,198
Accrued interest																	17,304		7,509	105
Total notes payable and line of credit																	$ 336,983		$ 336,983	426,922
Line of credit issued November 29, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance															$ 500,000										$ 500,000
Increase in interest rate (as a percent)															3.00%		3.00%
Effective interest rate (in percent)																			8.50%						8.50%
Outstanding balance																	$ 456,097		$ 456,097	495,000
Interest expense recorded																	13,259		11,184	30,863
Accrued interest																	16,109		4,201	1,004
Total notes payable and line of credit																	456,097		456,097	495,000
Note payable issued December 1, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance																							$ 1,500,700	$ 1,000,700		$ 500,000
Debt instrument interest rate																										3.75%
Periodic payment	$ 7,682
Outstanding balance																			1,500,600	1,500,600
Interest expense recorded																	14,029		13,875	33,269
Accrued interest																	103,571		89,541	33,269
Total notes payable and line of credit																	$ 1,500,600		$ 1,500,600	1,500,600
Note payable issued October 6, 2022
Line of Credit and Notes Payable
Principal balance														$ 666,667						666,667
Total notes payable and line of credit																				666,667
Note payable issued October 6, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance														666,667
Amount of cash proceeds received														$ 600,000
Total notes payable and line of credit																				666,667
Note payable issued November 15, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance													$ 200,000
Debt instrument interest rate																	10.00%		10.00%
Amount of cash proceeds received											$ 100,000		100,000
Outstanding balance													$ 200,000				$ 200,000		$ 200,000	100,000
Interest expense recorded																	0		5,000
Accrued interest																	0		0	2,583
Total notes payable and line of credit																	200,000		200,000	100,000
Note payable issued January 25, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)										10.00%
Principal balance										$ 100,000
Debt instrument interest rate										12.00%
Outstanding balance										$ 100,000							100,000		100,000
Accrued interest																	0		0
Total notes payable and line of credit																	100,000		100,000
Note payable issued February 14, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance																						$ 585,500
Outstanding balance																						585,500
Note payable issued December 15, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)												10.00%
Principal balance												$ 220,000										$ 423,500
Debt instrument interest rate												12.00%
Outstanding balance												$ 200,000					585,000		585,000	203,778
Accrued interest																	0		0	1,454
Note payable issued August 3, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)									10.00%
Principal balance									$ 33,000
Debt instrument interest rate									8.00%
Increase in interest rate (as a percent)									24.00%
Outstanding balance									$ 33,000								33,000		33,000
Amortization of discount on note payable																	0		3,000
Interest expense recorded									2,145										3,660
Accrued interest									$ 2,145								2,805		660
Total notes payable and line of credit																	33,000		33,000
Note payable issued August 18, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)			8.50%				8.50%
Principal balance			$ 64,000				$ 64,000
Debt instrument interest rate			8.00%				8.00%
Outstanding balance							$ 64,000										64,000		64,000
Amortization of discount on note payable																	0		5,000
Interest expense recorded							4,160												6,280
Accrued interest							$ 4,160										5,440		1,280
Total notes payable and line of credit																	64,000		64,000
Default interest rate (as a percent)			24.00%				24.00%
Note payable issued November 13, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)				10.00%				10.00%
Principal balance				$ 22,000				$ 22,000
Debt instrument interest rate				12.00%				12.00%
Outstanding balance				$ 22,000													22,000		22,000
Amortization of discount on note payable				0															2,000
Interest expense recorded				1,430															2,220
Accrued interest				$ 1,430													1,650		220
Total notes payable and line of credit																	22,000		22,000
Note payable issued November 13, 2023 | Maximum | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Debt instrument interest rate				24.00%				24.00%
Note payable issued November 30, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance		$ 200,000																			$ 224,000
Debt instrument interest rate		24.00%
Outstanding balance		$ 200,000															224,000		200,000
Interest expense recorded																			0
Accrued interest																	0		0
Total notes payable and line of credit																	224,000		200,000
Default interest rate (as a percent)		24.00%
Note payable issued November 30, 2023 | Maximum | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Default interest rate (as a percent)		24.00%
Bridge Notes
Line of Credit and Notes Payable
Outstanding balance																	0		0	407,131
Amortization of discount on note payable																$ 16,484	0		50,734	15,934
Interest expense recorded																16,484			50,731
Total interest expense																$ 32,968			101,465
Accrued interest																	0		0	15,934
Bridge Notes | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount (as a percent)														10.00%
Outstanding balance																	0		0	407,131
Amortization of discount on note payable																	0	16,484	50,916
Interest expense recorded																	0	16,484	50,733
Total interest expense																		$ 32,968	101,649
Accrued interest																	$ 0		$ 0	$ 15,934
Bridge Notes | Securities purchase agreement
Line of Credit and Notes Payable
Original issue discount (as a percent)														10.00%
Principal balance														$ 2,222,222
Amount of cash proceeds received														$ 600,000
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination														110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination														90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination														100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination														90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination														10.00%
Mandatory default penalty (as a percent)						125.00%								125.00%
Fair value of the embedded derivative at issuance														$ 208,803
Total notes payable and line of credit														457,864
Late fee (as a percent)						10.00%
Default interest rate (as a percent)						24.00%
Interest expense on debt default						$ 383,790
Bridge Notes | Securities purchase agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance														$ 2,222,222
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination														110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination														90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination														100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination														90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination														10.00%
Mandatory default penalty (as a percent)						125.00%											125.00%		125.00%
Fair value of the embedded derivative at issuance																	$ 208,803		$ 208,803
Total notes payable and line of credit																	457,864		457,864
Late fee (as a percent)						10.00%
Default interest rate (as a percent)						24.00%
Interest expense on debt default						$ 383,789
Bridge Notes | Exchange Agreement
Line of Credit and Notes Payable
Nonexchangeable principal amount of note																			600,000
Bridge Notes | Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Interest expense on debt default																			383,789
Nonexchangeable principal amount of note																			600,000
Gain on forgiveness of debt																			107,862
Original Notes | Exchange Agreement
Line of Credit and Notes Payable
Interest expense on debt default																			383,789
Aggregate current value																	3,723,744		3,723,744
DHAC Note | Exchange Agreement
Line of Credit and Notes Payable
Original issue discount																	88,889		88,889
Principal balance																	888,889		888,889
DHAC Note | Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount																	88,889		88,889
Principal balance																	888,889		888,889
Aggregate current value																			3,723,744
VSee Note | Exchange Agreement
Line of Credit and Notes Payable
Original issue discount																	66,667		66,667
Principal balance																	666,667		666,667
Outstanding balance																	600,000		600,000
Amount to be converted																	600,000		600,000
VSee Note | Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount																	66,667		66,667
Principal balance																	666,667		666,667
Amount to be converted																	600,000		600,000
iDoc Note | Exchange Agreement
Line of Credit and Notes Payable
Original issue discount																	66,667		66,667
Principal balance																	666,667		666,667
Outstanding balance																	600,000		600,000
Amount to be converted																	600,000		600,000
iDoc Note | Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Original issue discount																	66,667		66,667
Principal balance																	666,667		666,667
Aggregate current value																	3,723,744
Amount to be converted																	600,000		600,000
Exchange Notes | Exchange Agreement
Line of Credit and Notes Payable
Principal balance																	2,523,744		2,523,744
Exchange Notes | Exchange Agreement | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance																	$ 2,523,744		$ 2,523,744